Directors and employees - Employee compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure Directors And Employees [Abstract]
Wages and salaries	£ 7,493	£ 5,932	£ 3,876
Social security costs	643	434	247
Other pension costs	350	332	90
Share-based payment	1,607	1,379	1,160
Employee benefits expense	£ 10,093	£ 8,077	£ 5,373